Long-term Debt (Details)	12 Months Ended
	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2026 USD ($)	Nov. 01, 2025	Mar. 31, 2025 USD ($)	Mar. 13, 2024 CAD ($)	Oct. 27, 2022 CAD ($)	Oct. 27, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 120,896,000		$ 109,919,000
Accumulated amortization	325,000		403,000
Current portion of long-term debt	8,478,000		8,059,000
Long-term debt	$ 112,418,000		$ 101,860,000
Accounts Receivable and Other Receivables Benchmark | One customer | Canada | Customer Concentration Risk
Disclosure of detailed information about borrowings [line items]
Concentration risk percentage	10.00%	10.00%	10.00%
Unamortized transaction costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (149,000)		$ (338,000)
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	140,000,000							$ 2,786,000	$ 2,000,000
Maximum borrowing capacity, potential increase	$ 190,000,000
Borrowings, optional renewal period term	1 year	1 year
Credit Facility | US prime rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								1.00%	1.00%
Credit Facility | Bottom of range | Canadian or US prime rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.75%			0.75%
Credit Facility | Bottom of range | Bankers’ acceptances or LIBOR rates
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%			2.00%
Credit Facility | Top of range | Canadian or US prime rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.75%			1.75%
Credit Facility | Top of range | Bankers’ acceptances or LIBOR rates
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.00%			3.00%
Credit Facility | USD
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 47,362,000		61,829,000	$ 34,000,000		$ 43,000,000
Credit Facility | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	86,262,000		77,729,000
Subordinated unsecured loans
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							$ 20,000,000
Subordinated unsecured loans | First tranche
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							$ 10,000,000
Subordinated unsecured loans | Bottom of range | First tranche
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.00%
Subordinated unsecured loans | Bottom of range | Second tranche
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					7.10%
Subordinated unsecured loans | Bottom of range | Total IQ loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					3.21%
Subordinated unsecured loans | Top of range | First tranche
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					7.25%
Subordinated unsecured loans | Top of range | Second tranche
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					8.35%
Subordinated unsecured loans | Top of range | Total IQ loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					4.46%
Purchase price payable, maturity July 1, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value			$ 4,479,000			$ 3,115,000
Borrowings, interest rate			4.40%			4.40%
Purchase price payable, maturity July 1, 2025 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	0		$ 4,431,000
Purchase price payable, maturity December 1, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 5,175,000		8,625,000
Borrowings, interest rate	8.00%			8.00%
Borrowings, annual installments, year one and two	$ 3,450,000
Borrowings, annual installments, year three	1,725,000
Purchase price payable, maturity December 1, 2027 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	4,795,000		7,718,000
Other debt | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	29,000		379,000
Letters of credit
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	2,500,000
Purchase Price Payable, Maturity May 31, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 10,475,000			$ 7,520,000
Borrowings, interest rate	8.00%			8.00%
Borrowings, annual installments, year one and two	$ 5,238,000	$ 3,760,000
Purchase Price Payable, Maturity May 31, 2027 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9,959,000		$ 0